Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 05, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Apr. 19, 2024
C000249064
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel International Equity Fund, Class A Shares
Account Value	$ 10,749	$ 11,110	$ 10,850	$ 11,360	$ 11,200		$ 10,780	$ 10,530	$ 10,420	$ 9,980	$ 10,000
C000249063
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel International Equity Fund, Class Y Shares
Account Value	$ 53,800	55,600	54,250	56,750	56,000		53,850	52,600	52,100	49,900	50,000
C000249065
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel International Equity Fund, Class Institutional Shares
Account Value	$ 107,191	110,900	108,300	113,300	111,800		107,500	105,100	104,100	99,900	100,000
C000251720
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel Global Equity Fund, Class A Shares
Account Value	$ 10,707	10,970	10,650	10,930	10,720	$ 10,000
C000251719
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel Global Equity Fund, Class Y Shares
Account Value	$ 10,697	10,970	10,650	10,930	10,720	10,000
C000251721
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel Global Equity Fund, Class Institutional Shares
Account Value	$ 1,067,652	1,095,000	1,064,000	1,092,000	1,072,000	1,000,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 10,530	10,739	10,837	11,396	11,097		10,790	10,546	10,556	10,258	10,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 52,652	53,695	54,186	56,981	55,487		53,951	52,730	52,780	51,291	50,000
MSCI ACWI ex USA Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (NR) (USD)
Account Value	$ 105,304	107,390	108,371	113,963	110,975		$ 107,902	$ 105,460	$ 105,560	$ 102,582	$ 100,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 11,097	11,366	10,956	11,208	10,953	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 11,097	11,366	10,956	11,208	10,953	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 1,109,674	$ 1,136,579	$ 1,095,599	$ 1,120,757	$ 1,095,311	$ 1,000,000